FAIR VALUE (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair value measurements
Other real estate owned	$ 1,884	$ 3,212	$ 3,162
Nonrecurring | Total
Fair value measurements
Impaired loans	2,024	4,687
Other real estate owned	1,884	3,212
Nonrecurring | Significant Unobservable Inputs (Level 3)
Fair value measurements
Impaired loans	2,024	4,687
Other real estate owned	1,884	3,212
Recurring
Fair value measurements
Other assets	0	0
Other liabilities	0	0
Recurring | Significant Unobservable Inputs (Level 3)
Fair value measurements
Assets	0	0
Liabilities	$ 0	$ 0